Other Accrued Current Liabilities	12 Months Ended
Dec. 31, 2010
Notes to Financial Statements [Abstract]
Other Accrued Current Liabilities
Other accrued current liabilities consisted of the following:

(in thousands)	As of December 31,
	2010	2009
Accrued rent	$12,103	$11,954
Accrued interest	14,487	1,396
Accrued taxes		13,328
Payable to E. W. Scripps		6,500
Accrued license and copyright fees	1,109	4,207
Accrued expenses	34,098	47,357

Total	$61,797	$84,742